Summary of significant accounting policies - Title Plants (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Indefinite-lived Intangible Assets [Line Items]
Proceeds from sale of title plant				$ 239,000	$ 1,183,000	$ 1,585,000	$ 0	$ 0
Title Plant
Indefinite-lived Intangible Assets [Line Items]
Impairment of title plants		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Proceeds from sale of title plant	$ 3,200,000
Gain on sale of title plant	$ 200,000